Leases - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Cost [Abstract]
Weighted average remaining lease term	2 years 10 months 13 days	3 years 9 months 25 days
Weighted average discount rate	5.48%	5.26%
Fixed lease costs	$ 1,197	$ 1,150	$ 1,108
Short-term lease costs	6	9	28
Total lease expense	$ 1,203	$ 1,159	$ 1,136